Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
Note
21
– Subsequent Events

Subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including estimates inherent in the process of preparing financial statements. Nonrecognized subsequent events are events that provide evidence about conditions that did not
exist at the date of the balance sheet but arose after that date. Management has reviewed all events occurring through the date the financial statements were available to be issued and determined the following subsequent events required disclosure:

The
2019
novel coronavirus (or "COVID-
19"
) has adversely affected, and
may
continue to adversely affect economic activity globally, nationally and locally. Following the COVID-
19
outbreak in
December 2019
and
January 2020,
market interest rates have declined significantly, with the
10
-year Treasury bond falling below
1.00%
on
March 3, 2020
for the
first
time. Such events also
may
adversely affect business and consumer confidence, generally, and the Company and its customers, and their respective suppliers, vendors and processors may
be adversely affected. On
March 3, 2020,
the Federal Open Market Committee reduced the target federal funds rate by
50
 basis points to
1.00%
to
1.25%
. This rate was further reduced to
0%
to
0.25%
on
March 16, 2020.
These reductions in interest rates and other effects of the COVID-
19
outbreak
may
adversely affect the Company's financial condition and results of operations.